united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 4/30

Date of reporting period: 10/31/21

Item 1. Reports to Stockholders.

Anfield Diversified Alternatives ETF

DALT

October 31, 2021

Semi-Annual Report

Advised by:
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660
RegentsParkFunds.com
1-866-866-4848

Distributed by Northern Lights Distributors, LLC
Member FINRA

November 2021

Semi-Annual Letter to Shareholders of the Anfield Diversified Alternatives ETF (DALT)

General Update

The semi-annual period ending October 31st, 2021 was generally positive for the Anfield Diversified Alternatives ETF (“DALT” or the “Fund”). During this period, the Fund grew to $71.8 million in total assets under management. The Fund outperformed a 50% / 50% blend of the MSCI AC World Index and the Bloomberg Global Aggregate Bond Index. For the semi-annual period ended October 31st, 2021, DALT gained 4.41% on a total return basis, net of fees, while the MSCI AC World Index gained 7.01% and the Bloomberg Global Aggregate Bond Index fell -1.07%. A 50% / 50% blend of the MSCI AC World Index and the Bloomberg Global Aggregate Bond Index rose approximately 2.97% over this same period.

Performance Update

The Fund’s allocations to private equity and business development companies (BDCs), which continued to benefit from global economic reopening and a partial resumption of normal activities, outperformed during the semi-annual period, although past performance does not guarantee future results. Over this same period, our allocations to volatility positions, while positive, underperformed other alternatives sectors resulting in a slight detraction from performance. Frontier markets and commodities also underperformed during the May through October 2021 period, negatively impacting performance. These positions were hurt by turbulence in the technology sector as well as government action undertaken in China to reign in some energy companies, which had an overarching negative effect on the sector as a whole.

Principal Investment Strategy

DALT is an actively managed ETF and seeks to achieve its investment objective (growth and income) by investing primarily in alternative asset classes and securities that represent sectors, market segments or asset classes that do not represent the general investment universe. The Fund will implement this strategy primarily through investments in unaffiliated ETFs, closed-end funds, business development companies and real estate investment trusts. The market segments and alternative sectors represented in these securities will typically have a lower correlation to the general equity and fixed income markets and whose performance and volatility is affected by factors different from those that determine the general direction of the equity and fixed income markets.

Alternative sectors and asset class categories may include but are not limited to:

●	Frontier technology companies at the forefront of major technical innovations

●	Companies in frontier markets or involved in infrastructure development and resource exploitation

●	Traditional alternatives such as real estate, private equity, private debt, and hedge funds

●	Energy and commodity related securities

●	Long and short volatility strategies & multi-asset / market neutral

On behalf of the entire staff at Anfield Capital Management and Regents Park Funds, we thank you for your continued support.

David Young, CFA

CEO & Founder

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors.

Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

8123-NLD-11/15/21

Anfield Diversified Alternatives ETF
PORTFOLIO REVIEW (Unaudited)
October 31, 2021

Average Annual Total Return through October 31, 2021 *, as compared to its benchmark:

				Since
	Six Month	One Year	Three Year	Inception ****
Anfield Diversified Alternatives ETF - NAV	4.41%	29.06%	6.76%	4.77%
Anfield Diversified Alternatives ETF - Market Price	4.31%	29.13%	6.64%	4.72%
Bloomberg Global Aggregate Bond Index **	-1.07%	-1.24%	4.55%	2.74%
MSCI All Country World Equity Index ***	7.01%	37.28%	17.47%	13.09%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least August 31, 2022 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses) will not exceed 1.50% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recapture from the fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recapture can be achieved without exceeding the lower of the foregoing expense limits as well as any expense limitation that was in place at the time the waiver or reimbursement was made. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. The Fund’s total annual operating expenses after fee waiver and expense reimbursement including underlying fund fees is 2.22% and without waiver or reimbursement the gross expenses and fees including underlying fees is 2.22%, per the most recent prospectus. Please review the Fund’s most recent prospectus for more detail on the expense waiver. The expense limits in effect prior to their expiration on August 31, 2021 was 1.30%.

The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Beginning November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	The Bloomberg Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. The Fund’s portfolio holdings may differ significantly from the securities held in the Index, and unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index.

***	The MSCI All Country World Equity Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The index is maintained by Morgan Stanley Capital International (MSCI), and is comprised of stocks from both developed and emerging markets. The Fund’s portfolio holdings may differ significantly from the securities held in the Index, and unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index.

****	As of the close of business on the day of commencement of trading on September 28, 2017.

Anfield Diversified Alternatives ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
October 31, 2021

Portfolio Composition as of October 31, 2021:

Compositions	Percentage of Net Assets
Closed-End Funds
Fixed Income	10.5%
Equity	4.8%
Mixed Allocation	2.7%
Common Stocks
Asset Management	8.8%
Infrastructure REIT	6.7%
Business Development Companies	2.8%
Exchange-Traded Funds
Equity	32.5%
Fixed Income	16.8%
Alternative	5.8%
Commodity	2.6%
Mixed Allocation	1.8%
Other Assets In Excess of Liabilities	4.2%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Anfield Diversified Alternatives ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	CLOSED END FUNDS — 18.0%
	EQUITY - 4.8%
209,342	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	$3,466,704

	FIXED INCOME - 10.5%
129,864	Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	2,919,342
257,627	Oxford Lane Capital Corporation	2,061,016
71,574	PIMCO Corporate & Income Strategy Fund	1,312,667
49,236	PIMCO Income Opportunity Fund	1,220,068
		7,513,093
	MIXED ALLOCATION - 2.7%
63,414	Virtus AllianzGI Equity & Convertible Income Fund	1,963,932

	TOTAL CLOSED END FUNDS (Cost $10,984,368)	12,943,729

Shares		Fair Value
	COMMON STOCKS — 18.3%
	ASSET MANAGEMENT - 8.8%
45,768	Blackstone, Inc.	6,335,207

	BUSINESS DEVELOPMENT COMPANIES - 2.8%
93,162	Ares Capital Corporation	1,997,393

	INFRASTRUCTURE REIT - 6.7%
8,186	American Tower Corporation	2,308,206
13,652	Crown Castle International Corporation	2,461,456
		4,769,662

	TOTAL COMMON STOCKS (Cost $7,593,886)	13,102,262

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 59.5%
	ALTERNATIVE - 5.8%
37,025	First Trust ETF III-First Trust Long/Short Equity ETF	1,866,060
42,724	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	1,371,440

See accompanying notes to financial statements.

Anfield Diversified Alternatives ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS 59.5% (Continued)
	ALTERNATIVE - 5.8% (Continued)
13,005	ProShares Long Online/Short Stores ETF	$901,897
		4,139,397
	COMMODITY - 2.6%
10,028	Aberdeen Standard Physical Palladium Shares ETF(a)	1,862,601

	EQUITY - 32.5%
10,000	AdvisorShares STAR Global Buy-Write ETF	411,227
8,429	Amplify Online Retail ETF	932,332
26,352	Amplify Transformational Data Sharing ETF	1,461,746
15,845	ARK Autonomous Technology & Robotics ETF	1,343,656
12,437	ARK Genomic Revolution ETF	934,019
27,274	Emerging Markets Internet and Ecommerce ETF	1,376,519
11,922	First Trust Cloud Computing ETF	1,356,008
15,393	First Trust NASDAQ Clean Edge Green Energy Index Fund	1,191,572
53,969	Global X Video Games & Esports ETF	1,592,086
26,585	Invesco Dynamic Biotechnology & Genome ETF(a)	1,995,736
60,500	Invesco S&P 500 BuyWrite ETF	1,447,765
21,185	iShares Global Healthcare ETF	1,850,298
21,085	iShares Global Materials ETF	1,872,559
14,009	iShares MSCI USA Size Factor ETF	1,895,138
28,256	VanEck Vectors Junior Gold Miners ETF	1,222,637
39,002	WisdomTree Cloud Computing Fund(a)	2,441,524
		23,324,822
	FIXED INCOME - 16.8%
11,342	iShares JP Morgan USD Emerging Markets Bond ETF	1,246,372
86,007	iShares Preferred & Income Securities ETF	3,386,096
105,343	Janus Henderson Short Duration Income ETF	5,268,203
24,797	SPDR Bloomberg Barclays Convertible Securities ETF	2,181,640
		12,082,311
	MIXED ALLOCATION - 1.8%
74,671	Amplify High Income ETF	1,274,634

See accompanying notes to financial statements.

Anfield Diversified Alternatives ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 59.5% (Continued)
	TOTAL EXCHANGE-TRADED FUNDS (Cost $35,819,964)	$42,683,765

	TOTAL INVESTMENTS - 95.8% (Cost $54,398,218)	$68,729,756
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.2%	3,018,224
	NET ASSETS - 100.0%	$71,747,980

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Unrealized Depreciation
25	CBOE Volatility Index Future	11/17/2021	$469,483	$(55,518)

	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

Anfield Diversified Alternatives ETF
Statement of Assets and Liabilities (Unaudited)
October 31, 2021

Assets
Investment securities:
At cost	$54,398,218
At value	68,729,756
Cash	$549,312
Cash at broker	2,548,592
Dividends and interest receivable	67,225
Prepaid expenses and other assets	5,411
Total Assets	71,900,296
Liabilities
Unrealized depreciation on futures contracts	55,518
Accrued advisory fees	48,877
Payable to related parties	17,618
Other accrued expenses	30,303
Total Liabilities	152,316
Net Assets	$71,747,980

Composition of Net Assets:
Paid in capital	$70,554,690
Accumulated Earnings	1,193,290
Net Assets	$71,747,980

Net Asset Value Per Share
Fund
Net Assets	$71,747,980
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,675,000
Net asset value (Net Assets / Shares Outstanding), offering price and redemption price per share	$10.75

See accompanying notes to financials statements.

Anfield Diversified Alternatives ETF
Statement of Operations
Six months ended October 31, 2021 (Unaudited)

Investment Income
Dividend income	$942,695
Interest income	12
Total Investment Income	942,707

Expenses
Investment advisory fees	276,863
Administration fees	31,287
Legal fees	13,138
Audit fees	11,082
Compliance officer fees	8,613
Trustees’ fees	7,915
Custody fees	6,561
Transfer agent fees	4,956
Insurance expense	4,600
Printing expenses	2,451
Other expenses	5,314
Total Expenses	372,780
Net Investment Income	569,927

Net Realized and Unrealized Gain (Loss) on Investments

Net realized gain on:
Investments	72
Redemptions in-kind	133,004
Futures contracts	18,512
151,588
Net Change in unrealized appreciation (depreciation) on:
Investments	2,282,448
Futures contracts	(55,518)
2,226,930
Net Realized and Unrealized Gain On Investments	2,378,518
Net Increase in Net Assets Resulting From Operations	$2,948,445

See accompanying notes to financials statements.

Anfield Diversified Alternatives ETF
Statements of Changes in Net Assets

	Six Months
	Ended October	Year Ended
	31, 2021	April 30, 2021
	(Unaudited)
Operations:
Net investment income	$569,927	$1,362,326
Long-term capital gain dividends from investment companies	—	10,612
Net realized gain from investments, options purchased, redemptions in-kind and futures contracts	151,588	7,166,561
Net change in unrealized appreciation on investments and futures contracts	2,226,930	12,832,582
Net increase in net assets resulting from operations	2,948,445	21,372,081

Distributions to Shareholders From:
Total distribution paid - Fund	(222,198)	(1,337,918)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(222,198)	(1,337,918)

Beneficial Interest Transactions:
Fund
Proceeds from shares sold	2,896,575	9,062,354
Amount paid for shares redeemed	(526,629)	(36,149,959)
Net Increase (Decrease) in Net Assets Resulting From Beneficial Interest Transactions	2,369,946	(27,087,605)

Total Increase (Decrease) in Net Assets	5,096,193	(7,053,442)

Net Assets:
Beginning of period	66,651,787	73,705,229
End of period	$71,747,980	$66,651,787

Share Activity:
Fund Class:
Shares Sold	275,000	1,025,000
Shares Redeemed	(50,000)	(4,175,000)
Net Increase (Decrease) in Total Shares Outstanding	225,000	(3,150,000)

See accompanying notes to financials statements.

Anfield Diversified Alternatives ETF
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented)

	Six Months
	Ended October
	31, 2021		Year Ended	Year Ended	Year Ended	Period Ended April
	(Unaudited)		April 30, 2021	April 30, 2020	April 30, 2019	30, 2018(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.33		$7.68	$10.25	$9.97	$10.00
Investment operations:
Net investment income(b)	0.09		0.17	0.43	0.36	0.17
Net realized and unrealized gain (loss) on investments	0.36		2.64	(2.56)	0.05	(0.02)
Total from investment operations	0.45		2.81	(2.13)	0.41	0.15
Less distributions to shareholders from:
Net investment income	(0.03)		(0.16)	(0.37)	(0.13)	(0.18)
Return of capital	—		—	(0.07)	—	—
Total distributions	(0.03)		(0.16)	(0.44)	(0.13)	(0.18)
Net asset value, end of period	$10.75		$10.33	$7.68	$10.25	$9.97
Market price, end of period	$10.73		$10.32	$7.70	$10.23	$9.97
Total Return (c)	4.41	% (d)	37.05%	(21.60)%	6.30%	0.96	% (d)(e)
Market Price Total Return	4.31	% (d)	36.57%	(21.24)%	6.07%	0.86	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$71,748		$66,652	$73,705	$50,219	$25,422
Ratio of net expenses to average net assets (f)(g)	1.07	% (h)	1.08%	1.11%	1.35%	2.13	% (h)
Ratio of expenses to average net assets before waiver and reimbursement(g)(i)	1.07	% (h)	1.08%	1.26%	1.30%	1.30	% (h)
Ratio of net investment income to average net assets(j)	1.64	% (h)	1.93%	4.44%	3.64%	2.83	% (h)
Portfolio turnover rate(k)	0	% (d)	44%	109%	50%	0	% (d)

(a)	The Anfield Diversified Alternatives ETF shares commenced operations on September 28, 2017.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Represents total return based on net asset values per share from commencement of investment operations on September 28, 2017 through April 30, 2018. Total return based on net asset value per share, as of the close of business on the day of commencement of trading on the BATS on September 29, 2017 through April 30, 2018 was 0.96%.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the Advisor.

(g)	Does not include the expenses of other investment companies in which the fund invests.

(g)	Annualized.

(i)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements/recapture by the Advisor.

(j)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(k)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

See accompanying notes to financial statements.

Anfield Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2021

(1)	ORGANIZATION

The Anfield Diversified Alternatives ETF (the “Fund”), formerly known as Anfield Capital Diversified Alternatives ETF, is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on September 28, 2017. The Fund is an actively managed exchange traded fund (“ETF”) that is a fund of funds. The Fund’s investment objective is to seek to provide capital growth and income. It seeks to achieve its investment objective by investing primarily in alternative asset classes and securities that represent sectors, market segments or asset classes that do not represent the general investment universe.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Futures contracts listed for trading on a securities exchange or board of trade (whether domestic or foreign) for which market quotations are readily available shall be valued at the final settled price for the respective futures or futures options or, if no settled price is available, at the last sale price as of the close of business prior to the valuation time. Exchange traded options are valued at the last sale price or in the absence of a sale, at the mean between the current bid and ask prices. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, closed-ended funds, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and considers the determinations reached by the fair value committee in ratifying the fair value committee’s application of the fair valuation methodologies employed.

Anfield Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2021

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value team. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Anfield Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2021

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Anfield Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2021

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2021 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$12,943,729	$—	$—	$12,943,729
Common Stocks	13,102,262	—	—	13,102,262
Exchange-Traded Funds	42,683,765	—	—	42,683,765
Total	$68,729,756	$—	$—	$68,729,756

Liabilities*	Level 1	Level 2	Level 3	Total
Futures contracts**	$55,518	$—	$—	$55,518

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.
**	Represents the net unrealized appreciation (depreciation) of futures contracts.

Offsetting of Financial Assets and Derivative Assets

The Fund’s policy is to recognize a net asset or liability equal to the net variation margin for futures contracts. During the year ended October 31, 2021, the Fund was not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at October 31, 2021 for the Fund.

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	Liabilities Presented
	Recognized	Statement of Assets	in the Statement of	Financial	Cash Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged *	Net Amount
Futures Contracts	$(55,518)	$—	$(55,518)	$—	$55,518	$—
Total	$(55,518)	$—	$(55,518)	$—	$55,518	$—

*	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value. Total cash collateral pledged for futures contracts is $2,548,592.

Anfield Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2021

Impact of Derivatives on the Statements of Operations

The derivative instruments outstanding as of October 31, 2021 as disclosed in the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of October 31, 2021:

	Asset Derivatives
Contract Type/Primary Risk Exposure	Balance Sheet Location	Fair Value
Futures Contracts - Equity Risk	Net unrealized depreciation on futures contracts	$55,518

The following is a summary of the location of derivative investments on the Fund’s Statements of Operations as of October 31, 2021:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity Futures Contracts	Net realized gain from futures contracts
Net change in unrealized depreciation on futures contracts

The following is a summary of the Fund’s realized loss and unrealized depreciation on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended October 31, 2021:

Realized gain on derivatives recognized in the Statements of Operations

		Total for the
Derivative Investment Type	Equity Risk	Six Months Ended October 31, 2021
Futures contracts	$18,512	$18,512

Net change in unrealized depreciation on derivatives recognized in the
Statements of Operations
		Total for the
Derivative Investment Type	Equity Risk	Six Months Ended October 31, 2021
Futures contracts	$(55,518)	$(55,518)

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Anfield Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2021

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year ended 2019 to 2021 or expected to be taken in the Fund’s April 30, 2022 year-end tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund and Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the six months ended October 31, 2021, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Fund amounted to $215,929 and $0. For the six months ended October 31, 2021, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $2,896,692 and $527,132.

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, subject to the authority of the Board, is responsible for managing the day to day operations of the Fund, including: selecting the overall investment strategies; monitoring and evaluating Sub-Adviser (as defined below) performance; and providing related administrative services and facilities.

Anfield Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2021

Anfield Group, LLC (“Anfield Group”), which is wholly owned by the David Young and Sandra G. Glain Family Trust, wholly owns the Adviser. As compensation for its services, the Fund pays to the Adviser an annual advisory fee (computed daily and paid monthly) at an annual rate of 0.80% of its average daily net assets. For the six months ended October 31, 2021, the Fund incurred Advisory Fees of $276,863.

The Adviser has engaged Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”) to serve as Sub-Adviser to the Fund. Anfield Group owns a 92% majority interest in Anfield. The Sub-Adviser is an affiliate of the Adviser. The Sub-Adviser is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund, which are computed and accrued daily and paid monthly and do not impact the financial statements of the Fund.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least August 31, 2022 to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 1.50% of average daily net assets. This Agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recapture from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recapture can be achieved without exceeding the lower of the foregoing expense limits as well as any expense limitation that was in place at the time the waiver or reimbursement was made. The expense limit in effect prior to their expiration on August 31, 2021 was 1.30%.

No fees were waived for the six months ended October 31, 2021.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees.

In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for servicing in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Anfield Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2021

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $55,717,500 for the Fund, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross unrealized appreciation:	$15,236,993
Gross unrealized depreciation:	(2,224,737)
Net unrealized appreciation:	$13,012,256

The tax character of Fund distributions paid for the fiscal years ended April 30, 2021 and April 30, 2020 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	April 30, 2021	April 30, 2020
Ordinary Income	$1,337,918	$2,490,263
Long-Term Capital Gain	—	—
Return of Capital	—	529,732
	$1,337,918	$3,019,995

As of April 30, 2021, the components of accumulated earnings/ (losses) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Losses)
$119,089	$—	$—	$(12,381,854)	$—	$10,729,808	$(1,532,957)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for grantor trusts and C-Corporation return of capital distributions.

At April 30, 2021, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$8,139,298	$4,242,556	$12,381,854

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain/(loss) on in-kind redemptions resulted in reclassification for the Fund for the fiscal year ended April 30, 2021 as follows:

Paid
In	Accumulated
Capital	Earnings (Losses)
$5,290,347	$(5,290,347)

Anfield Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2021

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. For purposes of GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for
Cash Purchases*
$250	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

(7)	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a more full listing of risks associated with the Fund’s investments which include, but are not limited to: authorized participant concentration risk, BDC risk, closed end fund risk, commodity risk, common stock risk, convertible securities risk, cybersecurity risk, derivatives risk, emerging markets risk, energy risks, ETF structure risk, financial sector risk, fixed income securities risk, fluctuation of net asset value risk, foreign (non-U.S.) investment risk, forward and futures risk, gap risk, investment companies and ETF risk, leveraging risk, liquidity risk, management risk, market risk, market events risk, newly-formed company risk, options risk, portfolio turnover risk, preferred stock risk, regulatory risk, REITs risk, small and medium capitalization stock risk, underlying fund risk and volatility risk.

Investment Companies and ETFs Risks – When the Fund invests in other investment companies, including ETFs and closed-end funds, it will bear additional expenses based on its pro rata share of other investment company’s or ETF’s operating expenses, including management fees in addition to those paid by the Fund. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments held by the investment company or ETF. The Fund will also incur brokerage costs when it purchases and sells ETFs.

Anfield Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2021

Underlying Fund Risk – The risk that the Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the investment companies including ETFs and closed-end funds (“Underlying Funds”) in which the Fund invests. In addition, the Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the Sub-Adviser expects the principal investment risks of such Underlying Funds will be similar to the risks of investing in the Fund. Closed-end funds may also trade at a discount or premium to their NAV and may trade at a larger discount or smaller premium subsequent to purchase by the Fund.

Business Development Companies (“BDC”) Risk – BDCs have little or no operating history and may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. A significant portion of a BDC’s investments are recorded at fair value as determined by its board of directors, which may create uncertainty as to the value of the BDC’s investments. Non-traded BDCs are illiquid and it may not be possible to redeem shares or to do so without paying a substantial penalty. Publicly-traded BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. BDCs are subject to high failure rates among the companies in which they invest and federal securities laws impose restraints upon the organization and operations of BDCs that can limit or negatively impact the performance of a BDC.

Sector Risk – The risk that if the Fund (or an underlying fund) invests a significant portion of its total assets in certain issuers within the same economic sector (such as retail and healthcare), an adverse economic, business or political development affecting that sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so concentrated.

REITs Risk – There is risk that investments in real estate investment trusts (REITs) will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities market. The value of the Fund’s investments in REIT’s may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.

Common Stock Risk – The stock (i.e., equity) market can be volatile. The prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Fixed Income Securities Risk – Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. Longer-term securities may be more sensitive to interest rate changes.

Anfield Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2021

Derivatives Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and certain derivatives may create a risk of loss greater than the amount invested.

ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly.

Forward and Futures Risk – The Fund’s investments in forwards and futures through its underlying investments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in forwards and futures involve leverage, which means a small percentage of assets invested in forwards and futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Forward and futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of forward and futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Fluctuation of Net Asset Value Risk – The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Fund’s Sub- Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Anfield Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2021

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond or other markets, volatility in the equities or other securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

(8)	NEW ACCOUNTING PRONOUNCEMENTS

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivative by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds. When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Funds’ use of derivatives.

(9)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Anfield Diversified Alternatives ETF
EXPENSE EXAMPLES (Unaudited)
October 31, 2021

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period from May 1, 2021 to October 31, 2021 (the ’‘period’’).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	5/1/21	10/31/21	5/1/21 - 10/31/21*	5/1/21 - 10/31/21
	$1,000.00	$1,044.10	$5.52	1.07%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	5/1/21	10/31/21	5/1/21 – 10/31/21*	5/1/21 - 10/31/21
	$1,000.00	$1,019.81	$5.45	1.07%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Anfield Diversified Alternatives ETF
ADDITIONAL INFORMATION (Unaudited)
October 31, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended October 31, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-631-490-4300

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-866-4848.

Adviser
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such an offering is made only by a prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

ADLT-SAR21

(b) Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Mark Garbin, Mark Gersten, Neil M. Kaufman and Anita K. Krug.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 1/6/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 1/6/2022

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 1/6/2022